SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal statutory rates	$ (1,380,102)	$ (1,376,005)	$ (1,352,606)
Federal statutory rates, percent	21.00%	21.00%
State income taxes	$ (328,596)	$ (327,620)	(317,573)
State income taxes, percent	5.00%	5.00%
Permanent differences	$ 32,860	$ 32,762	31,757
Permanent differences, percent	(0.50%)	(0.50%)
Valuation allowance against net deferred tax assets	$ 1,675,838	$ 1,670,864	1,642,450
Valuation allowance against net deferred tax assets, percent	(25.50%)	(25.50%)
Effective rate
Effective rate, percent	0.00%	0.00%